Schedule of Property and Equipment (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment [Line Items]
Different depreciation method			$ 24,700
Depreciation	$ 3,519,286	$ 2,626,332	436,451
Property, Plant and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Depreciation	3,531,389
Land [Member]
Property, Plant, and Equipment [Line Items]
Difference balance amount			$ 1,235
Site and Miners [Member]
Property, Plant, and Equipment [Line Items]
Depreciation	3,519,286
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Depreciation	$ 12,103